OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Other Non Financial Assets And Non Financial Liabilities [Abstract]
Disclosure Of Detailed Information About Other Non Financial Assets And Non Financial Liabilities [Text Block]

	12-31-2021	12-31-2020
Current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize current	56,949	55,000
Prepayment to amortize (insurance and others)	21,749	16,671
Recoverable taxes (GST and others)	83,996	91,337
Other current non-financial assets	5,196	5,589
Total	167,890	168,597

	12-31-2021	12-31-2020
Non-current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize, non-current	72,054	91,441
Guarantee values	3,296	3,605
Recoverable taxes	4,605	14,437
Other non-current non-financial assets	8,594	3,731
Total	88,549	113,214

	12-31-2021	12-31-2020
Current non-financial liabilities	ThU.S.$	ThU.S.$
Provision of minimum dividend (1)	125,657	698
ICMS, PIS-COFINS and other tax payables - Brazil	24,590	24,997
Other tax payable	17,618	17,851
Other Current non-financial liabilities	5,789	1,184
Total	173,654	44,730

(1)
In 2021, Arauco update the dividend policy of the Company, establishing that in respect of fiscal year 2021, it willbe distributed among the shareholders an amount equivalent to the 40% of the cash income for such year capable of being distributed as dividends.

	12-31-2021	12-31-2020
Non-current non-financial liabilities	ThU.S.$	ThU.S.$
ICMS tax payable - Brazil	74,780	82,033
Other non-current non-financial liabilities	2,226	1,270
Total	77,006	83,303